Fair Value: Schedule of changes in assets and liabilities classified as Level 3 (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Assets classified as level 3		$ 246,405	$ 122,043
Assets classified as level 3, Purchases		93,748	78,090
Assets classified as level 3, Maturities		(5,039)	(2,953)
Assets classified as level 3, Earnings	[1]	136,078	49,225
Assets classified as level 3		471,192	246,405
Liabilities classified as level 3		246,405	122,043
Liabilities classified as level 3, Purchases		93,748	78,090
Liabilities classified as level 3, Earnings	[1]	136,078	49,225
Liabilities classified as level 3		471,192	246,405
Derivative
Assets classified as level 3		246,405	122,043
Assets classified as level 3, Purchases		93,748	78,090
Assets classified as level 3, Maturities		(5,039)	(2,953)
Assets classified as level 3, Earnings	[1]	136,078	49,225
Assets classified as level 3		471,192	246,405
Liabilities classified as level 3		246,405	122,043
Liabilities classified as level 3, Purchases		93,748	78,090
Liabilities classified as level 3, Earnings	[1]	136,078	49,225
Liabilities classified as level 3		$ 471,192	$ 246,405

[1]	Included in net income is realized gains and losses associated with embedded derivatives.